BORROWINGS AND LEASES	6 Months Ended
Jun. 27, 2025
Financial Instruments [Abstract]
BORROWINGS AND LEASES
BORROWINGS AND LEASES
Borrowings Outstanding
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	27 June 2025	31 December 2024
	€ million	€ million
Non-current:
Euro denominated bonds[1], [2], [3]	7,867	7,903
Foreign currency bonds (swapped into Euro)[4]	427	478
Australian dollar denominated bonds	257	295
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)[1], [4]	318	330
PHP Term loan due 2034	353	387
Lease obligations	533	547
Total non-current borrowings	9,755	9,940

Current:
Euro denominated bonds[1],[5]	1,645	1,150
Australian dollar denominated bonds	46	31
Philippines peso denominated loans[6]	30	49
Euro commercial paper[7]	355	—
Lease obligations	181	161
Total current borrowings	2,257	1,391
[1] Some bonds are fully or partially designated in a fair value hedge relationship.
[2] In June 2025, the Group issued €300 million Floating Rate Notes maturing in 2027.
[3] In June 2025, the Group issued €500 million 3.125% Notes maturing in 2031.
[4] The Group uses cross-currency swaps to convert foreign currency bonds into the required local currency.
[5] In May 2025, the Group repaid on maturity the outstanding amount related to the €350 million 2.375% Notes 2025.
[6] In February 2025, the Group repaid on maturity the outstanding amount related to the PHP3.5 billion 6.000% Loan.
[7] During six months ended 27 June 2025, the Group issued €5,346 million and repaid €4,991 million Euro commercial paper. During six months ended 28 June 2024, the Group issued €4,778 million and repaid €3,645 million Euro commercial paper. The issuance net of repayments of Euro commercial paper is presented as changes in short-term borrowings in our condensed consolidated interim statement of cash flows.